Shareholder Report, Holdings (Details) - C000254758	Dec. 31, 2025
FR_735220AX3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_4072722B8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FR_249002NM4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_236092RW4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FR_64972GEK6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_20775DXK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_960225AA8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_7436006C7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_67756CGH5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	14.60%
AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.80%
A/A
Holdings [Line Items]
Percent of Net Asset Value	32.70%
BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
0-1 year
Holdings [Line Items]
Percent of Total Investments	66.70%
1-3 years
Holdings [Line Items]
Percent of Total Investments	28.60%
3-5 years
Holdings [Line Items]
Percent of Total Investments	3.40%
10-20 years
Holdings [Line Items]
Percent of Total Investments	1.30%